Taxation - Composition of Income Taxes Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ (839)		¥ (137)	¥ (6,965)
Deferred income tax benefit	0	$ 0	1,755	8,948
Total income tax benefit/(expense)	¥ (839)	$ (116)	¥ 1,618	¥ 1,983